Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
As part of the Company’s overall interest rate risk management, the Company utilizes derivative instruments to minimize significant, unanticipated earnings fluctuations caused by interest rate volatility, including interest rate lock commitments, forward commitments to sell mortgage-backed securities, cash flow hedges and interest rate swap contracts. The notional amount does not represent amounts exchanged by the parties, rather the amount exchanged is determined by reference to the notional amount and the other terms of the individual agreements.
Interest Rate Swap Contracts Not Designated as Hedges
The Company entered into interest rate swap contracts sold to commercial customers who wish to modify their interest rate sensitivity. These swaps are offset by contracts simultaneously purchased by the Company from other financial dealer institutions with mirror-image terms. Because of the mirror-image terms of the offsetting contracts, in addition to collateral provisions which mitigate the impact of non-performance risk, changes in the fair value subsequent to initial recognition have a minimal effect on earnings. These derivative contracts do not qualify for hedge accounting.
The following table reflects the estimated fair value of derivative instruments included in other assets and other liabilities on the Consolidated Balance Sheets along with their respective notional amounts on a gross basis.

	As of December 31, 2025			As of December 31, 2024
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Interest Rate Products	$16,542	$180	$191	$16,542	$66	$89
Total derivatives not designated as hedging instruments	$16,542	$180	$191	$16,542	$66	$89

The table below presents the effect of the Company’s derivative financial instruments that are not designated as hedging instruments on the Consolidated Statements of Income as of December 31, 2025, 2024, and 2023. The Company recognized $0.02 million, $0.3 million and $0 of other income related to client swaps during the years ended December 31, 2025, 2024, and 2023 respectively.

		For the year ended December 31,
(dollars in thousands)	Location of Gain or (Loss) Recognized in Income	2025	2024	2023
Interest Rate Products (1)	Other non-interest income	$12	$(23)	$—
Mortgage derivatives - Interest rate lock commitments	Other non-interest income / expense	—	(41)	—
Mortgage derivatives - Forward commitments	Other non-interest income / expense	—	41	—
Total		$12	$(23)	$—
(1)Gain (loss) represents net fair value adjustments (including credit-related adjustments) for client swaps.

Credit-risk-related contingent features

The Company has agreements with each of its derivative counterparties that contain a provision to the effect that, if the Company (either) defaults (or is capable of being declared in default) on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.
Collateral Requirements
The Company has agreements with certain of its derivative counterparties that contain a provision where if the company fails to maintain its status as a well / adequate capitalized institution, then the Company could be required to post additional collateral.

Certain derivative transactions have collateral requirements, both at the inception of the trade, and as the value of each derivative position changes. As of December 31, 2025, the Company was required to post collateral of $0.4 million. As of December 31, 2024, the Company had recorded an obligation to return cash collateral of $0.1 million.
As of December 31, 2025, the fair value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $0.01 million. As of December 31, 2025, the Company has not posted any collateral related to these agreements. If the Company had breached any of these provisions at December 31, 2025, it could have been required to settle its obligations under the agreements at their termination value of $0.